Common Stock (Details Narrative) - USD ($)				1 Months Ended					12 Months Ended
	Mar. 28, 2018	Jan. 29, 2018	Sep. 16, 2017	Oct. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Nov. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 04, 2018	Aug. 08, 2018	Feb. 21, 2018	May 22, 2017
Number of shares issued during period	25,000									745,476
Number of common stock shares issued, value									$ 2,979,000	$ 796,000
Number of common stock shares issued for service, value									$ 1,545,000	$ 2,088,000
Number of common stock shares issued upon conversion		83,333							1,243,189
Shares issued upon exercise of option									32,508
Shares issued upon exercise of option, value									$ 34,000
Warrants granted to purchase of common stock shares			18,333								23,562	163,113		6,667
Warrant exercise price per share	$ 1.08		$ 1.20											$ 6.00
Stock repurchased, value									20,000
Number of shares issued for settlement of notes payable										68,413
Number of shares issued for settlement of notes payable, value										$ 182,000
Loss on debt extinguishment			$ 10,000						$ (534,000)	$ (977,000)
Series A Preferred Stock [Member]
Number of common stock shares issued upon conversion										190,800
Conversion of stock, amount converted										$ 304,000
Number of shares redeemed										630,000
Number of shares redeemed, value										$ 630,000
Investor [Member]
Number of shares issued during period									1,163,938
Number of common stock shares issued, value									$ 2,979,000
Warrants granted to purchase of common stock shares										6,667
Warrant exercise price per share										$ 6.00
Expiration date										May 21, 2019
Number of Stock repurchased									46,666
Stock repurchased, value									$ 20,000
Employees and Vendors [Member]
Number of common stock shares issued for service									319,345
Number of common stock shares issued for service, value									$ 1,545,000
Officers and Directors [Member]
Number of common stock shares issued for service									300,000	30,000
Number of common stock shares issued for service, value									$ 1,539,000
Share based compensation										$ 441,000
Note Holder [Member]
Number of shares issued during period				96,667				3,333
Number of common stock shares issued, value				$ 595,000				$ 13,000
Warrants granted to purchase of common stock shares										322,000
Warrant exercise price per share										$ 2.25
CEO [Member]
Conversion of stock, shares converted	27,148
Conversion of stock, amount converted	$ 582,000
Fair value of shares issued	$ 582,000
Kodiak [Member]
Number of shares issued during period							43,745
Number of common stock shares issued, value							$ 50,000
Shares issued upon exercise of option					203,207	203,207
Shares issued upon exercise of option, value					$ 1,000,000	$ 1,000,000
Warrants granted to purchase of common stock shares							6,667		133,333				133,333
Warrant exercise price per share							$ 3.75		$ 3.75				$ 3.75
Vendor [Member]
Number of shares issued during period										26,667
Number of common stock shares issued, value										$ 56,000
Number of common stock shares issued for service										552,029
Share based compensation										$ 1,647,000
Accounts payable										30,000
Loss on debt extinguishment										$ 26,000